GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
GOODWILL
Gross goodwill at the beginning of the period	$ 164,395	¥ 1,069,603	¥ 102
Net goodwill at the beginning of the period	164,395	1,069,603	102
Goodwill acquired during the year	4,803	31,249	1,069,501
Goodwill disposed during the year	(596)	(3,880)
Gross goodwill at end of the period	168,602	1,096,972	1,069,603
Net goodwill at end of the period	$ 168,602	¥ 1,096,972	¥ 1,069,603